                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number: 811-6292
                  --------------------------------------------

                              UBS INVESTMENT TRUST
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Amy R. Doberman
                        UBS Global Asset Management (US)
                                      Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                         (Name and address of agent for
                                    service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                     Dechert
                               1775 I Street, N.W.
                            Washington, DC 20006-2401


        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end:  August 31, 2003

Date of reporting period:  August 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.

[UBS GLOBAL ASSET MANAGEMENT LOGO]


UBS TACTICAL ALLOCATION FUND

ANNUAL REPORT

AUGUST 31, 2003

UBS TACTICAL ALLOCATION FUND

October 15, 2003

DEAR SHAREHOLDER,

We present you with the annual report for UBS Tactical Allocation Fund for the fiscal year ended August 31, 2003.

PERFORMANCE

Over the fiscal year ended August 31, 2003, UBS Tactical Allocation Fund's Class A shares returned 10.99% (the Fund's Class A shares returned 4.89% after the deduction of the maximum sales charge) versus the S&P 500 Index, which returned 12.07%. (Returns over various time periods are shown in the "Performance at a Glance" table on page 4. Please note that the returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.)

AN INTERVIEW WITH PORTFOLIO MANAGER KIRK BARNEBY

Q. HOW WOULD YOU DESCRIBE THE MARKET ENVIRONMENT DURING THE ONE YEAR ENDED AUGUST 31, 2003?

A. Despite lackluster economic growth in the US, the equity market posted positive results during the fiscal year. Strong rallies in the fourth quarter of 2002 and in the second quarter of 2003 more than offset the market's weakness at other times during the reporting period. During a year in which investor risk aversion ran high, the rally that occurred in the second quarter of 2003 was significant in that it appeared to underscore an important change in investor psychology. With the conclusion of major military action in Iraq, a key uncertainty that had weighed the markets down was eliminated. Investors grew increasingly optimistic that a sustainable economic recovery was possible, and thus more willing to take on the greater risk associated with stock investing.

Q. HOW WAS THE FUND ALLOCATED?

A. We maintained a 100% allocation to equities throughout the reporting period. During periods of market strength, this allocation led the Fund to rally along with the overall equity market. Likewise, it led the Fund to decline during periods of market weakness.

[SIDENOTE]

UBS TACTICAL ALLOCATION FUND

INVESTMENT GOAL:

Total return consisting of long-term capital appreciation and current income.

PORTFOLIO MANAGER:

Kirk Barneby,
UBS Global Asset
Management (US) Inc.

COMMENCEMENT:

Class A--May 10, 1993
Class B--January 30, 1996
Class C--July 22, 1992
Class Y--May 10, 1993

DIVIDEND PAYMENTS:

Annually, if any.

Q. WHAT WERE THE FACTORS THAT DROVE A 100% ALLOCATION TO EQUITIES?

A. We adjust the Fund's exposure to stocks based on indications generated by the Tactical Allocation Model, which measures the attractiveness of stocks based on an unemotional, quantitative tool that helps determine whether investors are being adequately compensated for the risk of owning stocks. The decision process focuses on earnings or corporate profits, interest rates and the current level of equity prices.

Q. WHAT IS YOUR OUTLOOK FOR THE MARKET?

A. As of August 31, 2003, the Fund continued to be fully invested in the equity market. We currently believe that the market continues to present a buying opportunity for long-term investors. Past precedent would lead us to believe this is the case as well. The behavior of the economy has historically been one of the basic determinants of stock market performance--an environment of economic growth has historically engendered rising stock prices. Economic indicators currently suggest that the economy is gaining momentum, as evidenced by the 3.3% gross domestic product (GDP) growth rate in real terms during the second quarter of 2003, up from 1.4% during the first quarter of the year. In addition, the manufacturing sector is expanding at a solid pace, the recent tax cuts appear to be working, and it looks as if the Federal Reserve Board will maintain its accommodative monetary policy for the foreseeable future.

Furthermore, the market appears to be recovering from the low it posted in October 2002. The domination of fear over investor psychology in 2002 clearly produced a plunge in stock prices that created opportunities for long-term equity investors. We believe that if investor psychology continues to improve, along with sustainable economic growth, a reversal of this emotion-driven sell-off could well produce higher equity prices.

Of course, bear in mind that past market behavior does not guarantee a similar recovery or performance in the future.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support, and welcome any comments or questions you may have. For more information on UBS Tactical Allocation Fund or any UBS fund,* please contact your financial advisor, or visit us at www.ubs.com.

Sincerely,

/s/ Joseph A. Varnas                      /s/ T. Kirkham Barneby

Joseph A. Varnas                          T. Kirkham Barneby
PRESIDENT                                 PORTFOLIO MANAGER
UBS Tactical Allocation Fund              UBS Tactical Allocation Fund
MANAGING DIRECTOR                         MANAGING DIRECTOR
UBS Global Asset Management (US) Inc.     UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended August 31, 2003, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. The prospectus contains more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PERFORMANCE AT A GLANCE

Comparison of the change in value of a $10,000 investment in UBS Tactical Allocation Fund (Class C) and the S&P 500 Index from August 31, 1993 through August 31, 2003.

[CHART]

               UBS TACTICAL ALLOCATION FUND     S&P 500 INDEX
 8/31/1993              $   9,897                $  10,000
 9/30/1993              $   9,813                $   9,923
10/31/1993              $   9,997                $  10,129
11/30/1993              $   9,886                $  10,032
12/31/1993              $   9,991                $  10,153
 1/31/1994              $  10,317                $  10,499
 2/28/1994              $  10,021                $  10,214
 3/31/1994              $   9,570                $   9,768
 4/30/1994              $   9,674                $   9,894
 5/31/1994              $   9,814                $  10,056
 6/30/1994              $   9,556                $   9,809
 7/31/1994              $   9,861                $  10,132
 8/31/1994              $  10,240                $  10,547
 9/30/1994              $   9,968                $  10,289
10/31/1994              $  10,183                $  10,520
11/30/1994              $   9,789                $  10,137
12/31/1994              $   9,863                $  10,288
 1/31/1995              $  10,081                $  10,554
 2/28/1995              $  10,420                $  10,966
 3/31/1995              $  10,709                $  11,289
 4/30/1995              $  11,000                $  11,622
 5/31/1995              $  11,413                $  12,086
 6/30/1995              $  11,650                $  12,367
 7/31/1995              $  12,022                $  12,777
 8/31/1995              $  12,039                $  12,809
 9/30/1995              $  12,535                $  13,350
10/31/1995              $  12,470                $  13,302
11/30/1995              $  13,005                $  13,886
12/31/1995              $  13,226                $  14,153
 1/31/1996              $  13,644                $  14,635
 2/29/1996              $  13,740                $  14,771
 3/31/1996              $  13,853                $  14,913
 4/30/1996              $  14,036                $  15,133
 5/31/1996              $  14,375                $  15,523
 6/30/1996              $  14,410                $  15,582
 7/31/1996              $  13,748                $  14,894
 8/31/1996              $  14,027                $  15,208
 9/30/1996              $  14,793                $  16,064
10/31/1996              $  15,184                $  16,507
11/30/1996              $  16,307                $  17,755
12/31/1996              $  15,959                $  17,403
 1/31/1997              $  16,929                $  18,490
 2/28/1997              $  17,026                $  18,635
 3/31/1997              $  16,300                $  17,869
 4/30/1997              $  17,262                $  18,936
 5/31/1997              $  18,284                $  20,089
 6/30/1997              $  19,079                $  20,989
 7/31/1997              $  20,574                $  22,659
 8/31/1997              $  19,385                $  21,390
 9/30/1997              $  20,417                $  22,561
10/31/1997              $  19,700                $  21,808
11/30/1997              $  20,583                $  22,817
12/31/1997              $  20,907                $  23,209
 1/31/1998              $  21,119                $  23,466
 2/28/1998              $  22,606                $  25,158
 3/31/1998              $  23,733                $  26,447
 4/30/1998              $  23,874                $  26,713
 5/31/1998              $  23,557                $  26,253
 6/30/1998              $  24,464                $  27,320
 7/31/1998              $  24,173                $  27,029
 8/31/1998              $  20,643                $  23,121
 9/30/1998              $  21,937                $  24,602
10/31/1998              $  23,689                $  26,603
11/30/1998              $  25,098                $  28,215
12/31/1998              $  26,506                $  29,841
 1/31/1999              $  27,566                $  31,089
 2/28/1999              $  26,667                $  30,123
 3/31/1999              $  27,701                $  31,328
 4/30/1999              $  28,744                $  32,541
 5/31/1999              $  28,025                $  31,773
 6/30/1999              $  29,535                $  33,536
 7/31/1999              $  28,582                $  32,489
 8/31/1999              $  28,402                $  32,329
 9/30/1999              $  27,584                $  31,443
10/31/1999              $  29,292                $  33,432
11/30/1999              $  29,849                $  34,112
12/31/1999              $  31,177                $  36,122
 1/31/2000              $  30,305                $  34,307
 2/29/2000              $  30,058                $  33,657
 3/31/2000              $  31,544                $  36,950
 4/30/2000              $  31,095                $  35,838
 5/31/2000              $  30,810                $  35,103
 6/30/2000              $  31,205                $  35,969
 7/31/2000              $  30,810                $  35,406
 8/31/2000              $  32,251                $  37,605
 9/30/2000              $  31,462                $  35,620
10/31/2000              $  31,425                $  35,469
11/30/2000              $  30,241                $  32,673
12/31/2000              $  30,262                $  32,833
 1/31/2001              $  31,324                $  33,998
 2/28/2001              $  28,424                $  30,898
 3/31/2001              $  26,586                $  28,941
 4/30/2001              $  28,618                $  31,190
 5/31/2001              $  28,771                $  31,399
 6/30/2001              $  28,036                $  30,635
 7/31/2001              $  27,720                $  30,333
 8/31/2001              $  25,953                $  28,434
 9/30/2001              $  23,820                $  26,138
10/31/2001              $  24,238                $  26,637
11/30/2001              $  26,066                $  28,680
12/31/2001              $  26,258                $  28,931
 1/31/2002              $  25,847                $  28,509
 2/28/2002              $  25,313                $  27,959
 3/31/2002              $  26,227                $  29,011
 4/30/2002              $  24,595                $  27,252
 5/31/2002              $  24,379                $  27,051
 6/30/2002              $  22,614                $  25,124
 7/31/2002              $  20,807                $  23,166
 8/31/2002              $  20,920                $  23,318
 9/30/2002              $  18,621                $  20,784
10/31/2002              $  20,232                $  22,613
11/30/2002              $  21,392                $  23,944
12/31/2002              $  20,099                $  22,538
 1/31/2003              $  19,545                $  21,947
 2/28/2003              $  19,226                $  21,618
 3/31/2003              $  19,391                $  21,828
 4/30/2003              $  20,951                $  23,626
 5/31/2003              $  22,029                $  24,871
 6/30/2003              $  22,285                $  25,188
 7/31/2003              $  22,645                $  25,632
 8/31/2003              $  23,055                $  26,132

The graph depicts the performance of UBS Tactical Allocation Fund Class C shares versus the S&P 500 Index over the 10 years ended August 31, 2003. The performance of the other share classes will vary from the performance of the class shown based on the difference in sales charges and fees paid by shareholders investing in different share classes. It is important to note that the Fund is a professionally managed portfolio, while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 8/31/03

                                                                                           SINCE
                                              6 MONTHS    1 YEAR   5 YEARS   10 YEARS   INCEPTION ^
------------------------------------------------------------------------------------------------------
Before Deducting          Class A*              20.36%     10.99%    3.00%     9.64%        9.87%
Maximum Sales Charge      Class B**             19.84      10.18     2.22       N/A         7.45
                          Class C***            19.91      10.21     2.23      8.82         9.17
                          Class Y****           20.57      11.39     3.33      9.95        10.19

After Deducting           Class A*              13.75       4.89     1.84      9.02         9.27
Maximum Sales Charge      Class B**             14.84       5.18     1.87       N/A         7.45
                          Class C***            17.72       8.09     2.03      8.71         9.07

S&P 500 Index                                   20.88      12.07     2.48     10.08        10.54

Lipper Flexible Portfolio
  Funds Median                                  14.16       9.44     3.38      7.38         8.00

For most recent quarter-end performance, please refer to the "Average Annual Total Return" table on page 7.
^ Since inception returns are calculated as of the commencement of issuance on May 10, 1993 for Class A and Y shares, January 30, 1996 for Class B shares, and July 22, 1992 for Class C shares. Since inception return for the Index is shown as of July 22, 1992, which is the inception date of the oldest share class (Class C). Since inception return for the Lipper Median is shown as of July 23, 1992, which is the closest available date to the inception of the oldest share class (Class C).

* Maximum sales charge for Class A shares is 5.5%. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after a maximum of six years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum sales charge for Class C shares is 2%, consisting of a maximum sales charge of 1% imposed on purchases and a maximum contingent deferred sales charge of 1%, which is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

**** The Fund offers Class Y shares to a limited group of eligible investors.
     Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

The S&P 500 Index is an unmanaged, weighted index comprising 500 widely held common stocks varying in composition and is not available for direct investment.

Past performance does not predict future performance. Performance results assume reinvestment of all dividends and capital gains distributions, however, the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for periods of less than one year have not been annualized.

PORTFOLIO STATISTICS

CHARACTERISTICS*         8/31/03                    2/28/03                      8/31/02
-----------------------------------------------------------------------------------------
Net Assets (bln)          $  1.7                     $  1.6                       $  2.0
-----------------------------------------------------------------------------------------
Number of Securities         470                        469                          470
-----------------------------------------------------------------------------------------
Stocks                       100%                       100%                         100%
=========================================================================================

TOP FIVE
EQUITY SECTORS*          8/31/03                    2/28/03                      8/31/02
-----------------------------------------------------------------------------------------
Financials                  20.4% Financials           20.3%  Financials            21.0%
Information
Technology                  16.5  Health Care          15.2   Health Care           14.7
Consumer                          Information                 Information
Discretionary               14.4  Technology           15.0   Technology            13.7
                                  Consumer                    Consumer
Health Care                 13.5  Discretionary        13.4   Discretionary         13.6
Industrials                 11.8  Industrials          11.4   Industrials           12.1
-----------------------------------------------------------------------------------------
TOTAL                       76.6%                      75.3%                        75.1%
=========================================================================================

TOP TEN
EQUITY HOLDINGS*         8/31/03                    2/28/03                      8/31/02
-----------------------------------------------------------------------------------------
General Electric             3.2% Microsoft             3.3%  General Electric       3.5%
Microsoft                    3.1  General Electric      3.1   Microsoft              3.1
Wal-Mart Stores              2.8  ExxonMobil            2.9   ExxonMobil             2.8
ExxonMobil                   2.7  Wal-Mart Stores       2.7   Wal-Mart Stores        2.8
Pfizer                       2.5  Pfizer                2.4   Pfizer                 2.4
Citigroup                    2.4  Citigroup             2.2   Citigroup              2.0
                                                              American
Intel                        2.0  Johnson & Johnson     2.0   International Group    1.9
American
International Group          1.7  IBM                   1.7   Johnson & Johnson      1.9
                                  American
                                  International Group
Johnson & Johnson            1.6                        1.7   IBM                    1.5
IBM                          1.5  Merck                 1.5   Coca-Cola              1.5
-----------------------------------------------------------------------------------------
TOTAL                       23.5%                      23.5%                        23.4%
=========================================================================================

* Weightings represent percentages of net assets as of the dates indicated. Changes in sector weightings and equity holdings reflect changes in the S&P 500 Index for the fiscal year ended 8/31/03. Weightings also reflect the Fund's current stock allocation.

Performance Results (unaudited)

                                                             TOTAL RETURN(1)
                                                           --------------------
                               NET ASSET VALUE             12 MONTHS   6 MONTHS
                       ---------------------------------     ENDED       ENDED
                        08/31/03    02/28/03    08/31/02   08/31/03    08/31/03
-------------------------------------------------------------------------------
Class A Shares          $ 23.00     $ 19.11     $ 20.80      10.99%      20.36%
Class B Shares            22.29       18.60       20.23      10.18       19.84
Class C Shares            22.46       18.73       20.38      10.21       19.91

PERFORMANCE SUMMARY CLASS A SHARES

                           NET ASSET VALUE
                        --------------------  CAPITAL GAINS  DIVIDENDS   TOTAL
PERIOD COVERED          BEGINNING     ENDING   DISTRIBUTED     PAID    RETURN(1)
--------------------------------------------------------------------------------
05/10/93-12/31/93        $ 12.90     $ 13.49     $ 0.0440    $ 0.1980      6.48%
1994                       13.49       12.20       0.9720      0.2340     (0.59)
1995                       12.20       15.16       1.0555      0.2407     35.12
1996                       15.16       18.21       0.0811      0.1358     21.53
1997                       18.21       23.73       0.1769      0.1204     32.00
1998                       23.73       29.52       0.5825      0.1745     27.77
1999                       29.52       34.24       0.6966      0.0202     18.49
2000                       34.24       29.90       2.9116      0.7711     (2.21)
2001                       29.90       25.98       0.1369      0.0320    (12.54)
2002                       25.98       19.96           --      0.0771    (22.88)
01/01/03-08/31/03          19.96       23.00           --          --     15.23
--------------------------------------------------------------------------------
                                      TOTALS:    $ 6.6571    $ 2.0038
--------------------------------------------------------------------------------
                        CUMULATIVE TOTAL RETURN AS OF 08/31/03:          164.03%
===============================================================================

PERFORMANCE SUMMARY CLASS B SHARES

                           NET ASSET VALUE
                        --------------------  CAPITAL GAINS  DIVIDENDS   TOTAL
PERIOD COVERED          BEGINNING    ENDING    DISTRIBUTED     PAID     RETURN(1)
--------------------------------------------------------------------------------
01/30/96-12/31/96        $ 15.54     $ 18.18     $ 0.0811    $ 0.0879     18.06%
1997                       18.18       23.63       0.1769      0.0116     31.05
1998                       23.63       29.32       0.5825      0.0177     26.77
1999                       29.32       33.76       0.6966          --     17.59
2000                       33.76       29.43       2.9116      0.5150     (2.96)
2001                       29.43       25.40       0.1369          --    (13.22)
2002                       25.40       19.44           --          --    (23.46)
01/01/03-08/31/03          19.44       22.29           --          --     14.66
--------------------------------------------------------------------------------
                                      TOTALS:    $ 4.5856    $ 0.6322
--------------------------------------------------------------------------------
                        CUMULATIVE TOTAL RETURN AS OF 08/31/03:           72.52%
===============================================================================

(1) Figures assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

     The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PERFORMANCE SUMMARY CLASS C SHARES

                           NET ASSET VALUE
                        --------------------  CAPITAL GAINS  DIVIDENDS   TOTAL
PERIOD COVERED          BEGINNING    ENDING    DISTRIBUTED     PAID     RETURN(1)
--------------------------------------------------------------------------------
07/22/92-12/31/92        $ 12.00     $ 12.72     $ 0.0020    $ 0.0790      6.67%
1993                       12.72       13.51       0.0440      0.1340      7.64
1994                       13.51       12.23       0.9720      0.1300     (1.28)
1995                       12.23       15.20       1.0555      0.1259     34.09
1996                       15.20       18.26       0.0811      0.0008     20.66
1997                       18.26       23.75       0.1661          --     31.01
1998                       23.75       29.49       0.5825      0.0034     26.78
1999                       29.49       33.97       0.6966          --     17.62
2000                       33.97       29.64       2.9116      0.5167     (2.94)
2001                       29.64       25.58       0.1369          --    (13.23)
2002                       25.58       19.58           --          --    (23.46)
01/01/03-08/31/03          19.58       22.46           --          --     14.71
--------------------------------------------------------------------------------
                                      TOTALS:    $ 6.6483    $ 0.9898
--------------------------------------------------------------------------------
                           CUMULATIVE TOTAL RETURN AS OF 08/31/03:       164.95%
===============================================================================

AVERAGE ANNUAL TOTAL RETURN(2)

                              % RETURN WITHOUT DEDUCTING   % RETURN AFTER DEDUCTING
                                  MAXIMUM SALES CHARGE       MAXIMUM SALES CHARGE
                              --------------------------   ------------------------
                                       CLASS                        CLASS
-----------------------------------------------------------------------------------
                                  A*      B**     C***       A*     B**      C***
-----------------------------------------------------------------------------------
Twelve Months Ended 09/30/03    23.25   22.27    22.33     16.46   17.27    20.13
Five Years Ended 09/30/03        1.52    0.74     0.75      0.38    0.40     0.55
Ten Years Ended 09/30/03         9.61     N/A     8.79      8.99     N/A     8.68
Commencement of Operations
  Through 09/30/03+              9.67    7.21     8.98      9.08    7.21     8.88
-----------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2) Figures assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

* Maximum sales charge for Class A shares is 5.5%. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum sales charge for Class C shares is 2%, consisting of a maximum sales charge imposed on purchases of 1% and a maximum contingent deferred sales charge of 1%, which is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

+ Commencement of issuance of shares dates are May 10, 1993, January 30, 1996 and July 22, 1992 for Class A, Class B and Class C shares, respectively.

    Note: The Fund offers Class Y shares to a limited group of eligible investors. For the year ended August 31, 2003 and since inception, May 10, 1993 through August 31, 2003, Class Y shares had a total return of 11.39% and 172.02%, respectively. For the one year and five year periods ended September 30, 2003 and since inception, May 10, 1993 through September 30, 2003, Class Y shares have an average annual return of 23.65%, 1.84% and 9.99%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

UBS TACTICAL ALLOCATION FUND

Portfolio of Investments -- August 31, 2003

COMMON STOCKS--99.91%

                                              NUMBER OF
SECURITY DESCRIPTION                            SHARES         VALUE
------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.86%

Boeing Co.                                       154,300   $   5,769,277
General Dynamics Corp.                            36,400       3,134,404
Goodrich Corp.                                    22,900         596,087
Honeywell
  International, Inc.                            158,200       4,586,218
Lockheed Martin Corp.                             82,800       4,241,844
Northrop Grumman
  Corp.                                           33,682       3,215,958
Raytheon Co.                                      75,900       2,433,354
Rockwell Collins, Inc.                            33,900         916,995
United Technologies
  Corp.                                           85,400       6,853,350
------------------------------------------------------------------------
                                                              31,747,487
========================================================================
AIR FREIGHT & COURIERS--0.98%

FedEx Corp.                                       55,400       3,717,340
United Parcel Service,
  Inc., Class B                                  206,700      12,972,492
------------------------------------------------------------------------
                                                              16,689,832
========================================================================
AIRLINES--0.16%

Delta Air Lines, Inc.                             25,000         321,750
Southwest Airlines Co.                           141,000       2,409,690
------------------------------------------------------------------------
                                                               2,731,440
========================================================================
AUTO COMPONENTS--0.20%

Dana Corp.                                        30,000         462,600
Delphi Automotive
  Systems Corp.                                  113,100       1,024,686
Goodyear Tire & Rubber
  Co.(1)                                          40,400         287,648
Johnson Controls, Inc.                            17,100       1,692,900
------------------------------------------------------------------------
                                                               3,467,834
========================================================================
AUTOMOBILES--0.48%

Ford Motor Co.                                   341,000       3,941,960
General Motors Corp.                             104,600       4,299,060
------------------------------------------------------------------------
                                                               8,241,020
========================================================================
BANKS--7.24%

AmSouth Bancorp                                   66,800       1,438,872
Bank of America Corp.                            273,200      21,651,100
Bank of New York Co.,
  Inc.                                           141,800       4,171,756
Bank One Corp.                                   209,600       8,272,912
BB&T Corp.                                        89,300   $   3,261,236
Charter One Financial,
  Inc.                                            43,200       1,339,200
Comerica, Inc.                                    33,800       1,667,692
Fifth Third Bancorp                              104,900       6,147,140
First Tennessee National
  Corp.                                           24,000         992,400
FleetBoston Financial
  Corp.                                          192,700       5,701,993
Golden West Financial
  Corp.                                           27,700       2,389,679
Huntington Bancshares,
  Inc.                                            46,300         926,000
KeyCorp                                           80,400       2,189,292
Marshall & Ilsley Corp.(1)                        43,000       1,333,000
Mellon Financial Corp.                            79,900       2,504,865
National City Corp.                              113,100       3,583,008
North Fork Bancorp, Inc.                          30,700       1,036,739
Northern Trust Corp.                              41,000       1,731,840
PNC Financial Services
  Group                                           52,500       2,499,000
Regions Financial Corp.                           42,200       1,487,972
SouthTrust Corp.                                  63,400       1,837,966
SunTrust Banks, Inc.                              51,400       3,142,082
Synovus Financial Corp.                           57,700       1,410,765
U.S. Bancorp, Inc.                               349,900       8,362,610
Union Planters Corp.                              38,700       1,234,530
Wachovia Corp.                                   245,200      10,335,180
Washington Mutual,
  Inc.                                           169,200       6,595,416
Wells Fargo & Co.                                305,400      15,312,756
Zions Bancorp                                     17,400         969,180
------------------------------------------------------------------------
                                                             123,526,181
========================================================================
BEVERAGES--2.64%

Anheuser-Busch Cos.,
  Inc.                                           152,000       7,834,080
Brown-Forman Corp.,
  Class B                                         11,400         901,056
Coca-Cola Co.(1)                                 450,100      19,588,352
Coca-Cola Enterprises,
  Inc.                                            83,900       1,551,311

                                              NUMBER OF
SECURITY DESCRIPTION                            SHARES         VALUE
------------------------------------------------------------------------
BEVERAGES--(CONCLUDED)

Pepsi Bottling Group, Inc.                        51,500   $   1,242,180
PepsiCo, Inc.                                    313,400      13,958,836
------------------------------------------------------------------------
                                                              45,075,815
========================================================================
BIOTECHNOLOGY--1.26%

Amgen, Inc.*                                     230,700      15,203,130
Biogen, Inc.*                                     27,900       1,100,934
Chiron Corp.*                                     34,700       1,763,454
Genzyme Corp.*                                    39,900       1,881,285
Medimmune, Inc.*                                  46,700       1,628,429
------------------------------------------------------------------------
                                                              21,577,232
========================================================================
BUILDING PRODUCTS--0.19%

American Standard Cos.,
  Inc.*                                           13,800       1,106,622
Masco Corp.                                       88,600       2,196,394
------------------------------------------------------------------------
                                                               3,303,016
========================================================================
CHEMICALS--1.56%

Air Products &
  Chemicals, Inc.                                 42,800       2,025,296
Dow Chemical Co.                                 168,900       5,832,117
E.I. du Pont de
  Nemours & Co.                                  183,700       8,218,738
Eastman Chemical Co.                              17,500         626,675
Ecolab, Inc.                                      49,900       1,286,921
Engelhard Corp.                                   25,800         724,206
International Flavors &
  Fragrances, Inc.                                18,900         595,350
Monsanto Co.                                      50,500       1,298,355
PPG Industries, Inc.                              32,300       1,773,593
Praxair, Inc.                                     30,300       1,933,746
Rohm & Haas Co.                                   42,400       1,540,392
Sigma-Aldrich Corp.                               14,000         766,500
------------------------------------------------------------------------
                                                              26,621,889
========================================================================
COMMERCIAL SERVICES &
  SUPPLIES--1.92%

Allied Waste Industries,
  Inc.*                                           39,800         440,188
Apollo Group, Inc.,
  Class A*                                        32,400       2,075,868
Automatic Data
  Processing, Inc.                               109,400       4,366,154
Avery Dennison Corp.(1)                           21,600   $   1,182,600
Cendant Corp.*                                   186,900       3,360,462
Cintas Corp.                                      32,500       1,297,725
Concord EFS, Inc.*                                89,900       1,245,115
Convergys Corp.*                                  28,500         513,000
Donnelley, R.R. & Sons
  Co.                                             24,800         623,472
Equifax, Inc.                                     26,800         614,792
First Data Corp.                                 136,700       5,249,280
Fiserv, Inc.*                                     35,500       1,379,175
H&R Block, Inc.                                   33,100       1,459,710
Monster Worldwide,
  Inc.*                                           21,300         581,916
Paychex, Inc.                                     69,100       2,487,600
Pitney Bowes, Inc.                                43,400       1,692,600
Robert Half
  International, Inc.(1)*                         33,700         749,488
Sabre Holdings Corp.,
  Class A                                         27,900         631,098
Waste Management,
  Inc.                                           107,900       2,871,219
------------------------------------------------------------------------
                                                              32,821,462
========================================================================
COMMUNICATIONS EQUIPMENT--2.53%

ADC Telecommunications,
  Inc.*                                          157,100         399,034
Avaya, Inc.*                                      70,100         732,545
CIENA Corp.*                                      89,800         583,700
Cisco Systems, Inc.*                           1,285,200      24,611,580
Comverse Technology,
  Inc.*                                           35,800         590,342
Corning, Inc.*                                   232,400       1,917,300
JDS Uniphase Corp.*                              266,200         915,728
Lucent Technologies,
  Inc.(1)*                                       766,900       1,464,779
Motorola, Inc.                                   426,500       4,576,345
Qualcomm, Inc.                                   144,800       5,977,344
Scientific-Atlanta, Inc.                          27,600         938,400
Tellabs, Inc.(1)*                                 79,000         515,870
------------------------------------------------------------------------
                                                              43,222,967
========================================================================

                                              NUMBER OF
SECURITY DESCRIPTION                            SHARES         VALUE
------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.82%

Apple Computer, Inc.*                             67,900   $   1,536,577
Dell, Inc.*                                      469,700      15,326,311
EMC Corp.*                                       401,400       5,117,850
Gateway, Inc.*                                    64,800         373,896
Hewlett-Packard Co.                              559,200      11,139,264
IBM Corp.                                        316,100      25,923,361
Lexmark International
  Group, Inc., Class A*                           23,500       1,575,440
NCR Corp.*                                        19,100         554,091
Network Appliance,
  Inc.*                                           62,800       1,407,348
Sun Microsystems, Inc.*                          595,700       2,299,402
------------------------------------------------------------------------
                                                              65,253,540
========================================================================
CONSTRUCTION & ENGINEERING--0.04%

Fluor Corp.                                       16,300         600,492
========================================================================
CONSTRUCTION MATERIALS--0.05%

Vulcan Materials Co.                              20,100         832,341
========================================================================
CONTAINERS & PACKAGING--0.15%

Ball Corp.                                        11,300         596,640
Pactiv Corp.*                                     32,400         650,592
Sealed Air Corp.*                                 15,900         773,694
Temple-Inland, Inc.                               11,800         587,404
------------------------------------------------------------------------
                                                               2,608,330
========================================================================
DIVERSIFIED FINANCIALS--8.16%

American Express Co.                             236,400      10,649,820
Bear Stearns Cos., Inc.                           18,400       1,287,632
Capital One Financial
  Corp.(1)                                        41,700       2,226,780
Charles Schwab Corp.                             247,600       2,688,936
Citigroup, Inc.                                  940,100      40,753,335
Countrywide Credit
  Industries, Inc.                                24,200       1,641,970
Federal Home Loan
  Mortgage Corp.                                 126,100       6,702,215
Federal National
  Mortgage Association                           179,300      11,616,847
Federated Investors,
  Inc., Class B                                   21,300         625,368
Franklin Resources, Inc.                          46,200       1,995,378
Goldman Sachs Group,
  Inc.                                            85,500   $   7,565,895
J.P. Morgan Chase &
  Co.                                            371,600      12,716,152
Janus Capital Group, Inc.                         45,600         787,512
Lehman Brothers
  Holdings, Inc.                                  44,500       2,924,985
MBNA Corp.                                       234,000       5,461,560
Merrill Lynch & Co.,
  Inc.                                           170,000       9,142,600
Moody's Corp.                                     27,200       1,410,592
Morgan Stanley & Co.                             198,600       9,689,694
Principal Financial
  Group, Inc.                                     59,600       1,875,016
Providian Financial
  Corp.*                                          55,700         570,925
SLM Corp.                                         82,500       3,314,850
State Street Corp.                                61,300       2,694,135
T. Rowe Price &
  Associates, Inc.                                22,600         960,500
------------------------------------------------------------------------
                                                             139,302,697
========================================================================
DIVERSIFIED TELECOMMUNICATION
  SERVICES--3.00%

ALLTEL Corp.                                      57,000       2,610,600
AT&T Corp.                                       145,300       3,240,190
BellSouth Corp.                                  337,900       8,515,080
CenturyTel, Inc.                                  26,800         931,568
Citizens
  Communications Co.*                             54,400         620,160
Qwest Communications
  International, Inc.*                           315,700       1,404,865
SBC Communications,
  Inc.                                           608,800      13,691,912
Sprint Corp.                                     164,800       2,434,096
Verizon
  Communications                                 503,200      17,773,024
------------------------------------------------------------------------
                                                              51,221,495
========================================================================
ELECTRIC UTILITIES--2.12%

Ameren Corp.                                      29,900       1,270,750
American Electric
  Power Co., Inc.                                 73,400       2,077,954
Cinergy Corp.                                     33,500       1,146,370

                                              NUMBER OF
SECURITY DESCRIPTION                            SHARES         VALUE
------------------------------------------------------------------------
ELECTRIC UTILITIES--(CONCLUDED)

Consolidated Edison, Inc.                         41,400   $   1,636,542
Constellation Energy
  Group, Inc.                                     31,300       1,139,007
Dominion Resources,
  Inc.                                            56,400       3,416,712
DTE Energy Co.                                    32,600       1,138,066
Edison International,
  Inc.*                                           61,400       1,158,004
Entergy Corp.                                     41,300       2,166,185
Exelon Corp.                                      59,200       3,486,880
FirstEnergy Corp.                                 55,200       1,615,152
FPL Group, Inc.                                   33,400       2,066,124
PG&E Corp.*                                       75,400       1,671,618
Pinnacle West Capital
  Corp.                                           18,800         644,840
PPL Corp.                                         31,500       1,249,605
Progress Energy, Inc.(2)*                         57,700       1,805,854
Public Service Enterprise
  Group, Inc.                                     42,200       1,786,748
Southern Co.                                     130,700       3,709,266
TECO Energy, Inc.(1)                              38,700         457,821
TXU Corp.                                         60,600       1,333,200
Xcel Energy, Inc.                                 75,900       1,111,935
------------------------------------------------------------------------
                                                              36,088,633
========================================================================
ELECTRICAL EQUIPMENT--0.47%

American Power
  Conversion Corp.*                               37,900         679,168
Cooper Industries, Ltd.,
  Class A                                         18,500         941,465
Emerson Electric Co.                              78,100       4,354,856
Molex, Inc.                                       36,200       1,065,004
Rockwell Automation,
  Inc.                                            36,100         982,642
------------------------------------------------------------------------
                                                               8,023,135
========================================================================
ELECTRONIC EQUIPMENT &
  INSTRUMENTS--0.48%

Agilent Technologies,
  Inc.(1)*                                        87,400       2,125,568
Jabil Circuit, Inc.*                              36,900       1,038,735
Millipore Corp.*                                  10,000         454,000
PerkinElmer, Inc.                                 25,400         420,116
Sanmina-SCI Corp.*                                95,600   $     858,488
Solectron Corp.*                                 156,100         925,673
Symbol Technologies,
  Inc.                                            43,500         588,990
Tektronix, Inc.*                                  17,300         408,972
Thermo Electron Corp.*                            31,700         722,443
Waters Corp.*                                     23,500         716,750
------------------------------------------------------------------------
                                                               8,259,735
========================================================================
ENERGY EQUIPMENT & SERVICES--0.81%

Baker Hughes, Inc.                                62,800       2,101,288
BJ Services Co.*                                  29,800       1,113,626
Halliburton Co.                                   81,700       1,975,506
Nabors Industries, Inc.*                          27,800       1,116,170
Noble Corp.*                                      25,700         929,826
Schlumberger Ltd.                                106,400       5,267,864
Transocean Sedco Forex,
  Inc.*                                           61,500       1,298,880
------------------------------------------------------------------------
                                                              13,803,160
========================================================================
FOOD & DRUG RETAILING--1.12%

Albertson's, Inc.(1)                              70,600       1,484,012
CVS Corp.                                         72,800       2,373,280
Kroger Co.*                                      139,500       2,679,795
Safeway, Inc.*                                    82,000       2,001,620
SUPERVALU, Inc.                                   26,400         636,240
Sysco Corp.                                      119,000       3,743,740
Walgreen Co.                                     187,600       6,110,132
------------------------------------------------------------------------
                                                              19,028,819
========================================================================
FOOD PRODUCTS--1.22%

Archer-Daniels-
  Midland Co.                                    121,200       1,681,044
Campbell Soup Co.(1)                              76,300       1,846,460
ConAgra Foods, Inc.                               99,900       2,197,800
General Mills, Inc.(1)                            67,700       3,138,572
Heinz, H.J. & Co.                                 65,700       2,126,052
Hershey Foods Corp.                               24,300       1,698,570
Kellogg Co.                                       74,800       2,508,044
McCormick & Co., Inc.                             27,200         726,240
Sara Lee Corp.                                   144,000       2,733,120
Wrigley, Wm. Jr. Co.                              41,100       2,180,355
------------------------------------------------------------------------
                                                              20,836,257
========================================================================

                                              NUMBER OF
SECURITY DESCRIPTION                            SHARES         VALUE
------------------------------------------------------------------------
GAS UTILITIES--0.31%

El Paso Corp.(1)                                 114,600   $     841,164
KeySpan Corp.                                     30,800       1,039,500
Kinder Morgan, Inc.(1)                            23,100       1,230,075
NiSource, Inc.                                    51,600         997,944
Sempra Energy                                     39,400       1,172,150
------------------------------------------------------------------------
                                                               5,280,833
========================================================================
HEALTH CARE EQUIPMENT &
  SUPPLIES--1.90%

Applera Corp. --
  Applied Biosystems
  Group                                           39,800         866,048
Baxter International,
  Inc.                                           110,200       3,096,620
Becton, Dickinson &
  Co.                                             47,200       1,724,688
Biomet, Inc.                                      47,800       1,421,094
Boston Scientific Corp.*                          75,200       4,519,520
C.R. Bard, Inc.                                   10,000         670,000
Guidant Corp.                                     56,800       2,851,360
Medtronic, Inc.                                  222,900      11,051,382
St. Jude Medical, Inc.*                           31,600       1,645,412
Stryker Corp.                                     36,400       2,759,120
Zimmer Holdings,
  Inc.(1)*                                        36,200       1,872,988
------------------------------------------------------------------------
                                                              32,478,232
========================================================================
HEALTH CARE PROVIDERS &
  SERVICES--1.69%

Aetna, Inc.                                       27,900       1,590,300
AmerisourceBergen
  Corp.                                           20,800       1,210,768
Anthem, Inc.*                                     25,300       1,851,960
Cardinal Health, Inc.                             82,000       4,668,260
CIGNA Corp.                                       26,200       1,249,216
HCA, Inc.                                         93,700       3,559,663
Health Management
  Associates, Inc.,
  Class A                                         44,300         987,004
Humana, Inc.*                                     30,800         541,772
IMS Health, Inc.                                  45,200         880,044
Manor Care, Inc.                                  17,300         477,480
McKesson Corp.                                    53,900       1,764,686
Quest Diagnostics, Inc.*                          19,500   $   1,170,000
Tenet Healthcare Corp.*                           87,000       1,396,350
UnitedHealth Group,
  Inc.                                           108,000       5,338,440
Wellpoint Health
  Networks, Inc.*                                 26,500       2,067,000
------------------------------------------------------------------------
                                                              28,752,943
========================================================================
HOTELS, RESTAURANTS &
  LEISURE--1.22%

Carnival Corp.                                   115,500       3,995,145
Darden Restaurants, Inc.                          32,000         697,600
Harrah's Entertainment,
  Inc.(1)                                         20,800         861,536
Hilton Hotels Corp.                               71,000       1,084,880
International Game
  Technology                                      63,200       1,633,088
Marriott International,
  Inc., Class A                                   42,600       1,739,358
McDonald's Corp.                                 232,200       5,205,924
Starbucks Corp.*                                  70,900       2,016,396
Starwood Hotels &
  Resorts Worldwide,
  Inc., Class B                                   39,400       1,332,902
Wendy's International,
  Inc.                                            21,900         690,945
Yum! Brands, Inc.*                                52,900       1,568,485
------------------------------------------------------------------------
                                                              20,826,259
========================================================================
HOUSEHOLD DURABLES--0.50%

Black & Decker Corp.                              15,800         675,924
Centex Corp.                                      11,900         897,498
Fortune Brands, Inc.                              28,100       1,584,840
KB HOME                                            9,500         543,590
Leggett & Platt, Inc.                             38,000         880,080
Maytag Corp.                                      16,600         449,860
Newell Rubbermaid,
  Inc.                                            51,600       1,225,500
Pulte Homes, Inc.                                 12,000         798,720
Stanley Works                                     18,100         547,887
Whirlpool Corp.                                   13,600         946,288
------------------------------------------------------------------------
                                                               8,550,187
========================================================================

                                              NUMBER OF
SECURITY DESCRIPTION                            SHARES         VALUE
------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.91%

Clorox Co.                                        40,200   $   1,722,570
Colgate-Palmolive Co.                             98,200       5,428,496
Kimberly Clark Corp.                              93,200       4,763,452
Procter & Gamble Co.                             236,100      20,609,169
------------------------------------------------------------------------
                                                              32,523,687
========================================================================
INDUSTRIAL CONGLOMERATES--4.28%

3M Co.                                            71,500      10,186,605
General Electric
  Co.(1)                                       1,829,200      54,089,444
Textron, Inc.                                     25,600       1,152,000
Tyco International Ltd.                          366,600       7,544,628
------------------------------------------------------------------------
                                                              72,972,677
========================================================================
INSURANCE--4.59%

ACE Ltd.                                          48,700       1,568,140
AFLAC, Inc.                                       92,600       2,964,126
Allstate Corp.                                   127,800       4,568,850
Ambac Financial
  Group, Inc.                                     19,200       1,246,464
American International
  Group, Inc.                                    476,600      28,391,062
AON Corp.                                         58,000       1,287,600
Chubb Corp.(1)                                    33,900       2,303,166
Cincinnati Financial
  Corp.                                           29,900       1,206,465
Hartford Financial
  Services Group, Inc.                            51,200       2,724,864
Jefferson-Pilot Corp.                             26,600       1,177,582
John Hancock
  Financial Services, Inc.                        53,200       1,624,196
Lincoln National Corp.                            33,600       1,190,112
Loews Corp.                                       34,400       1,415,904
Marsh & McLennan
  Cos., Inc.                                      97,800       4,890,000
MBIA, Inc.                                        26,600       1,501,836
MetLife, Inc.                                    138,600       3,939,012
MGIC Investment Corp.                             18,300       1,031,571
Progressive Corp.                                 39,700       2,808,378
Prudential Financial,
  Inc.(1)                                        100,400       3,655,564
SAFECO Corp.                                      27,300         984,438
St. Paul Cos., Inc.                               42,600       1,480,776
Torchmark Corp.                                   21,100   $     851,596
Travelers Property
  Casualty Corp.,
  Class B                                        183,200       2,837,768
UnumProvident Corp.                               55,500         782,550
XL Capital Ltd., Class A                          25,100       1,901,325
------------------------------------------------------------------------
                                                              78,333,345
========================================================================
INTERNET & CATALOG RETAIL--0.38%

eBay, Inc.*                                      115,800       6,430,374
========================================================================
INTERNET SOFTWARE & SERVICES--0.22%

Yahoo!, Inc.*                                    110,300       3,684,020
========================================================================
IT CONSULTING & SERVICES--0.33%

Computer Sciences
  Corp.*                                          34,600       1,472,922
Electronic Data Systems
  Corp.                                           88,600       1,934,138
SunGard Data Systems,
  Inc.*                                           52,400       1,477,680
Unisys Corp.*                                     62,400         809,952
------------------------------------------------------------------------
                                                               5,694,692
========================================================================
LEISURE EQUIPMENT & PRODUCTS--0.41%

Brunswick Corp.                                   18,900         509,922
Eastman Kodak Co.(1)                              54,700       1,525,583
Harley-Davidson, Inc.                             55,800       2,779,956
Hasbro, Inc.                                      33,900         627,150
Mattel, Inc.                                      82,200       1,588,104
------------------------------------------------------------------------
                                                               7,030,715
========================================================================
MACHINERY--1.37%

Caterpillar, Inc.                                 63,400       4,554,022
Danaher Corp.                                     28,200       2,178,450
Deere & Co.                                       44,400       2,509,044
Dover Corp.                                       37,900       1,440,958
Eaton Corp.                                       14,500       1,357,780
Illinois Tool Works, Inc.                         56,500       4,084,385
Ingersoll Rand Co.,
  Class A                                         31,600       1,880,832
ITT Industries, Inc.                              17,200       1,119,376
Navistar International
  Corp.*                                          13,900         621,747
PACCAR, Inc.                                      21,900       1,865,880

COMMON STOCKS

                                              NUMBER OF
SECURITY DESCRIPTION                            SHARES         VALUE
------------------------------------------------------------------------
MACHINERY--(CONCLUDED)

Pall Corp.                                        24,500   $     612,500
Parker-Hannifin Corp.                             22,600       1,119,152
------------------------------------------------------------------------
                                                              23,344,126
========================================================================
MEDIA--4.14%

AOL Time Warner,
  Inc.*                                          824,400      13,487,184
Clear Channel
  Communications, Inc.                           113,600       5,125,632
Comcast Corp.,
  Class A*                                       412,500      12,271,875
Dow Jones & Co., Inc.                             18,700         794,189
Gannett Co., Inc.                                 50,500       3,960,210
Interpublic Group
  Cos., Inc.(1)                                   73,000       1,105,950
Knight-Ridder, Inc.                               17,100       1,160,406
McGraw-Hill Cos., Inc.                            36,200       2,208,200
New York Times Co.,
  Class A                                         30,400       1,349,456
Omnicom Group, Inc.                               34,400       2,686,640
Tribune Co.                                       58,600       2,710,250
Univision Communications,
  Inc., Class A(1)*                               43,300       1,623,317
Viacom, Inc., Class B                            321,900      14,485,500
Walt Disney Co.                                  376,300       7,714,150
------------------------------------------------------------------------
                                                              70,682,959
========================================================================
METALS & MINING--0.61%

Alcoa, Inc.                                      156,600       4,472,496
Freeport-McMoRan
  Copper & Gold, Inc.,
  Class B                                         28,400         852,000
Newmont Mining
  Corp. (Holding Co.)                             74,900       2,940,574
Nucor Corp.                                       15,700         807,137
Phelps Dodge Corp.*                               17,600         844,624
United States Steel
  Corp.                                           22,600         416,066
------------------------------------------------------------------------
                                                              10,332,897
========================================================================
MULTI-LINE RETAIL--4.17%

Big Lots, Inc.*                                   23,600         431,880
Costco Wholesale
  Corp.*                                          84,200       2,701,978
Dollar General Corp.                              61,700   $   1,414,781
Family Dollar Stores, Inc.                        32,400       1,299,888
Federated Department
  Stores, Inc.                                    35,700       1,560,090
J.C. Penney Co., Inc.
  (Holding Co.)                                   52,400       1,111,928
Kohl's Corp.*                                     62,400       3,946,800
May Department
  Stores Co.                                      56,800       1,566,544
Nordstrom, Inc.                                   26,100         680,427
Sears, Roebuck & Co.                              52,900       2,328,658
Target Corp.                                     167,200       6,788,320
Wal-Mart Stores, Inc.                            800,900      47,389,253
------------------------------------------------------------------------
                                                              71,220,547
========================================================================
MULTI-UTILITIES--0.33%

AES Corp.*                                       114,400         741,312
Calpine Corp.(1)*                                 73,100         412,284
Centerpoint Energy,
  Inc.(1)                                         60,600         514,494
Duke Energy Corp.                                167,400       2,859,192
Dynegy, Inc., Class A*                            73,100         225,879
Williams Cos., Inc.                               97,200         887,436
------------------------------------------------------------------------
                                                               5,640,597
========================================================================
OFFICE ELECTRONICS--0.09%

Xerox Corp.*                                     142,100       1,531,838
========================================================================
OIL & GAS--4.93%

Amerada Hess Corp.                                18,700         881,705
Anadarko Petroleum
  Corp.                                           46,100       2,005,350
Apache Corp.                                      29,545       2,038,014
Burlington Resources,
  Inc.                                            37,000       1,791,540
ChevronTexaco Corp.                              195,300      14,231,511
ConocoPhillips, Inc.                             124,800       6,968,832
Devon Energy Corp.                                42,500       2,199,375
EOG Resources, Inc.                               21,600         915,840
ExxonMobil Corp.                               1,220,100      45,997,770
Kerr-McGee Corp.                                  21,000         922,950
Marathon Oil Corp.                                59,100       1,648,299
Occidental Petroleum
  Corp.                                           70,500       2,420,265

                                              NUMBER OF
SECURITY DESCRIPTION                            SHARES         VALUE
------------------------------------------------------------------------
OIL & GAS--(CONCLUDED)

Sunoco, Inc.                                      16,600   $     674,458
Unocal Corp.                                      48,900       1,497,318
------------------------------------------------------------------------
                                                              84,193,227
========================================================================
PAPER & FOREST PRODUCTS--0.49%

Georgia-Pacific Corp.                             49,500       1,146,915
International Paper Co.                           90,800       3,681,940
MeadWestvaco Corp.                                42,700       1,082,445
Weyerhaeuser Co.                                  41,700       2,481,150
------------------------------------------------------------------------
                                                               8,392,450
========================================================================
PERSONAL PRODUCTS--0.56%

Alberto-Culver Co.,
  Class B                                         11,600         662,128
Avon Products, Inc.                               43,100       2,762,710
Gillette Co.                                     186,700       6,060,282
------------------------------------------------------------------------
                                                               9,485,120
========================================================================
PHARMACEUTICALS--8.64%

Abbott Laboratories                              285,900      11,521,770
Allergan, Inc.(1)                                 24,100       1,914,986
Bristol-Myers Squibb Co.                         355,200       9,011,424
Eli Lilly & Co.                                  205,700      13,685,221
Forest Laboratories, Inc.*                        66,700       3,134,900
Johnson & Johnson                                543,100      26,926,898
King Pharmaceuticals,
  Inc.*                                           45,600         640,680
Medco Health
  Solutions, Inc.*                                49,940       1,333,398
Merck & Co., Inc.                                410,300      20,646,296
Pfizer, Inc.                                   1,445,060      43,236,195
Schering-Plough Corp.                            271,000       4,116,490
Watson Pharmaceuticals,
  Inc.*                                           20,100         826,110
Wyeth Pharmaceuticals                            243,500      10,433,975
------------------------------------------------------------------------
                                                             147,428,343
========================================================================
REAL ESTATE--0.44%

Equity Office
  Properties Trust                                81,100       2,256,202
Equity Residential
  Properties Trust                                57,300       1,666,284
Plum Creek Timber Co.,
  Inc.                                            39,700       1,038,155
ProLogis                                          31,800   $     896,442
Simon Property Group,
  Inc.                                            39,000       1,665,690
------------------------------------------------------------------------
                                                               7,522,773
========================================================================
ROAD & RAIL--0.44%

Burlington Northern
  Santa Fe, Inc.                                  68,800       1,950,480
CSX Corp.                                         40,700       1,313,796
Norfolk Southern Corp.                            73,100       1,391,824
Union Pacific Corp.                               46,500       2,833,710
------------------------------------------------------------------------
                                                               7,489,810
========================================================================
SEMICONDUCTOR EQUIPMENT &
   PRODUCTS--4.18%

Advanced Micro Devices,
  Inc.*                                           66,200         747,398
Altera Corp.*                                     70,500       1,582,020
Analog Devices, Inc.*                             67,000       2,747,000
Applied Materials, Inc.*                         303,500       6,555,600
Applied Micro Circuits
  Corp.*                                          58,400         339,304
Broadcom Corp.,
  Class A*                                        51,700       1,420,716
Intel Corp.                                    1,195,800      34,223,796
KLA-Tencor Corp.*                                 35,000       2,077,600
Linear Technology Corp.                           57,400       2,366,028
LSI Logic Corp.*                                  71,300         822,802
Maxim Integrated
  Products, Inc.                                  59,600       2,676,636
Micron Technology,
  Inc.*                                          113,000       1,622,680
National Semiconductor
  Corp.*                                          34,200         996,588
Novellus Systems, Inc.*                           27,800       1,110,888
NVIDIA Corp.*                                     29,600         537,536
PMC-Sierra, Inc.*                                 32,200         459,172
QLogic Corp.*                                     17,400         852,948
Teradyne, Inc.*                                   35,300         629,399
Texas Instruments, Inc.                          317,200       7,565,220
Xilinx, Inc.*                                     62,100       1,915,164
------------------------------------------------------------------------
                                                              71,248,495
========================================================================

                                              NUMBER OF
SECURITY DESCRIPTION                            SHARES         VALUE
--------------------------------------------------------------------------
SOFTWARE--4.83%

Adobe Systems, Inc.                               43,000   $     1,669,690
Autodesk, Inc.                                    22,300           399,170
BMC Software, Inc.*                               44,100           647,388
Citrix Systems, Inc.*                             30,900           636,231
Computer Associates
  International, Inc.                            106,700         2,734,721
Compuware Corp.*                                  73,900           439,705
Electronic Arts, Inc.*                            26,700         2,396,325
Intuit, Inc.*                                     37,800         1,713,096
Mercury Interactive
  Corp.*                                          16,200           711,018
Microsoft Corp.                                1,966,100        52,140,972
Novell, Inc.*                                     73,600           370,208
Oracle Corp.*                                    960,400        12,273,912
PeopleSoft, Inc.*                                 60,200         1,089,620
Siebel Systems, Inc.*                             92,100           928,368
Symantec Corp.*                                   27,300         1,567,839
VERITAS Software Co.*                             76,400         2,634,272
--------------------------------------------------------------------------
                                                                82,352,535
==========================================================================
SPECIALTY RETAIL--2.46%

AutoNation, Inc.*                                 55,100         1,035,329
Autozone, Inc.(1)*                                16,500         1,514,700
Bed, Bath & Beyond,
  Inc.*                                           54,300         2,336,529
Best Buy Co., Inc.*                               59,100         3,073,791
Circuit City Stores-
  Circuit City Group                              40,400           421,372
Gap, Inc.                                        163,100         3,407,159
Home Depot, Inc.                                 420,700        13,529,712
Lowe's Cos., Inc.                                142,700         7,828,522
Office Depot, Inc.*                               57,400         1,046,976
RadioShack Corp.                                  31,600           960,640
Sherwin-Williams Co.                              29,600           890,368
Staples, Inc.*                                    89,900         2,214,237
Tiffany & Co.                                     27,200         1,058,624
TJX Cos., Inc.                                    93,500         2,025,210
Toys R Us, Inc.*                                  42,200           574,764
--------------------------------------------------------------------------
                                                                41,917,933
==========================================================================
TEXTILES & APPAREL--0.40%

Jones Apparel
  Group, Inc.                                     25,000   $       772,250
Limited Brands                                    97,000         1,645,120
Liz Claiborne, Inc.                               21,000           723,870
Nike, Inc., Class B                               49,000         2,792,020
V.F. Corp.                                        21,700           870,170
--------------------------------------------------------------------------
                                                                 6,803,430
==========================================================================
TOBACCO--0.99%

Altria Group, Inc.                               370,200        15,259,644
R.J. Reynolds Tobacco
  Holdings, Inc.                                  18,000           614,700
UST, Inc.                                         30,900         1,032,060
--------------------------------------------------------------------------
                                                                16,906,404
==========================================================================
TRADING COMPANIES &
  DISTRIBUTORS--0.12%

Genuine Parts Co.                                 34,400         1,101,488
W.W. Grainger, Inc.                               18,500           921,855
--------------------------------------------------------------------------
                                                                 2,023,343
==========================================================================
WIRELESS TELECOMMUNICATION
   SERVICES--0.52%

AT&T Wireless Services,
  Inc.*                                          497,500         4,288,450
Nextel Communications,
  Inc., Class A*                                 188,500         3,634,280
Sprint Corp.
  (PCS Group)*                                   190,000           986,100
--------------------------------------------------------------------------
                                                                 8,908,830
==========================================================================
Total Common Stocks
  (cost--$1,628,756,810)                                     1,704,868,430
==========================================================================

NUMBER OF
 SHARES                                       MATURITY   INTEREST
 (000)                                         DATES      RATES+        VALUE
---------------------------------------------------------------------------------
INVESTMENTS OF CASH COLLATERAL FROM
  SECURITIES LOANED--2.87%

MONEY MARKET FUNDS--2.87%
     8,713    AIM Liquid Assets Portfolio      9/2/03     0.990%  $     8,713,480
         1    Deutsche Cash Reserves Fund      9/2/03     0.915             1,163
         8    Scudder Money Market Series      9/2/03     0.918             8,036
    40,262    UBS Private Money Market
                Fund LLC                       9/2/03     1.006        40,261,623
---------------------------------------------------------------------------------
Total Money Market Funds
  (cost--$48,984,302)                                                  48,984,302
=================================================================================
Total Investments
  (cost--$1,677,741,112)--102.78%                                   1,753,852,732
=================================================================================
Liabilities in excess of other
  assets--(2.78)%                                                     (47,479,658)
=================================================================================
Net Assets--100.00%                                               $ 1,706,373,074
=================================================================================

*   Non-income producing security.
(1) Security, or portion thereof, was on loan at August 31, 2003.
(2) Includes 13,100 Contingent Value Obligations valued at zero.
+   Interest rates shown reflect yield at August 31, 2003.

                 See accompanying notes to financial statements

UBS TACTICAL ALLOCATION FUND

Statement of Assets and Liabilities -- August 31, 2003

ASSETS

Investment in securities, at value (cost--$1,677,741,112)*               $    1,753,852,732
Receivable for investments sold                                                   8,753,299
Receivable for shares of beneficial interest sold                                   463,455
Dividends receivable                                                              2,732,501
Other assets                                                                        114,881
-------------------------------------------------------------------------------------------
Total assets                                                                  1,765,916,868
-------------------------------------------------------------------------------------------

LIABILITIES

Payable for cash collateral for securities loaned                                48,984,302
Payable for shares of beneficial interest repurchased                             5,126,378
Bank loan payable                                                                 3,147,000
Payable to affiliates                                                             1,570,894
Accrued expenses and other liabilities                                              715,220
-------------------------------------------------------------------------------------------
Total liabilities                                                                59,543,794
-------------------------------------------------------------------------------------------

NET ASSETS

Beneficial interest--$0.001 par value (unlimited amount authorized)           2,171,171,733
Accumulated undistributed net investment income                                   7,680,497
Accumulated net realized losses from investment transactions                   (548,590,776)
Net unrealized appreciation of investments                                       76,111,620
-------------------------------------------------------------------------------------------
Net assets                                                               $    1,706,373,074
===========================================================================================

* Includes $47,377,241 of investments in securities on loan, at value.

                 See accompanying notes to financial statements

CLASS A:

Net assets                                                               $      649,581,702
Shares outstanding                                                               28,240,016
Net asset value per share                                                $            23.00
Maximum offering price per share (net asset value plus sales
  charge of 5.50%)                                                       $            24.34

CLASS B:

Net assets                                                               $      461,273,303
Shares outstanding                                                               20,691,840
Net asset value and offering price per share                             $            22.29

CLASS C:

Net assets                                                               $      458,117,119
Shares outstanding                                                               20,398,896
Net asset value per share                                                $            22.46
Maximum offering price per share (net asset value plus sales
  charge of 1.00%)                                                       $            22.69

CLASS Y:

Net assets                                                               $      137,400,950
Shares outstanding                                                                5,889,604
Net asset value, offering price and redemption value per share           $            23.33

                 See accompanying notes to financial statements

Statement of Operations

                                                                               FOR THE
                                                                             YEAR ENDED
                                                                           AUGUST 31, 2003
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                                                                $       31,609,724
Interest                                                                             70,485
-------------------------------------------------------------------------------------------
                                                                                 31,680,209
-------------------------------------------------------------------------------------------

EXPENSES:
Investment advisory and administration fees                                       7,931,059
Service fees--Class A                                                             1,556,669
Service and distribution fees--Class B                                            5,065,094
Service and distribution fees--Class C                                            4,684,221
Transfer agency and related services fees                                         2,485,704
Custody and accounting                                                              944,340
Reports and notices to shareholders                                                 357,420
State registration fees                                                             212,792
S&P 500 licensing fee                                                               173,585
Professional fees                                                                   106,767
Insurance expense                                                                    90,990
Trustees' fees                                                                       52,892
Interest expense                                                                     16,519
Other expenses                                                                      183,231
-------------------------------------------------------------------------------------------
                                                                                 23,861,283
-------------------------------------------------------------------------------------------
Net investment income                                                             7,818,926
-------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
Net realized loss from investment activities                                   (247,218,276)
Net change in unrealized appreciation/depreciation of investments               394,242,877
Net realized and unrealized gains from investment activities                    147,024,601
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                     $      154,843,527
===========================================================================================

                 See accompanying notes to financial statements

Statement of Changes in Net Assets

                                                                FOR THE YEARS ENDED AUGUST 31,
                                                       --------------------------------------------
                                                                2003                    2002
---------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                  $          7,818,926    $          3,238,535
---------------------------------------------------------------------------------------------------
Net realized losses from investment activities                 (247,218,276)           (275,915,473)
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of
  investments                                                   394,242,877            (245,044,099)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                    154,843,527            (517,721,037)
---------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income--Class A                                   (2,382,218)             (1,210,952)
---------------------------------------------------------------------------------------------------
Net investment income--Class Y                                     (846,901)               (383,511)
---------------------------------------------------------------------------------------------------
Net realized gains from investment activities--Class A                   --              (5,180,625)
---------------------------------------------------------------------------------------------------
Net realized gains from investment activities--Class B                   --              (4,770,088)
---------------------------------------------------------------------------------------------------
Net realized gains from investment activities--Class C                   --              (4,191,815)
---------------------------------------------------------------------------------------------------
Net realized gains from investment activities--Class Y                   --              (1,064,963)
---------------------------------------------------------------------------------------------------
                                                                 (3,229,119)            (16,801,954)
---------------------------------------------------------------------------------------------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares                            119,384,887             369,427,396
---------------------------------------------------------------------------------------------------
Cost of shares repurchased                                     (552,215,452)           (762,722,619)
Proceeds from dividends reinvested                                3,147,000              16,197,555
Net decrease in net assets from beneficial
  interest transactions                                        (429,683,565)           (377,097,668)
---------------------------------------------------------------------------------------------------
Net decrease in net assets                                     (278,069,157)           (911,620,659)
---------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of year                                             1,984,442,231           2,896,062,890
End of year (including accumulated undistributed
  net investment income of $7,680,497 and
  $3,211,100, respectively)                            $      1,706,373,074    $      1,984,442,231
===================================================================================================

                 See accompanying notes to financial statements

UBS TACTICAL ALLOCATION FUND

Notes to Financial Statements

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS Tactical Allocation Fund (the "Fund") is a series of UBS Investment Trust (the "Trust") and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company.

Currently, the Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency and related services expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares within a certain number of years after issuance which varies depending upon the amount invested. All classes of shares have equal voting privileges except that Class A, Class B and Class C shares each have exclusive voting rights with respect to their respective service and/or distribution plans. Class Y shares have no service or distribution plan.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION OF INVESTMENTS--The Fund calculates net asset values based on the current market value for its portfolio's securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. ("UBS Global AM"), the investment advisor, administrator and principal underwriter of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Board of Trustees (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

REPURCHASE AGREEMENTS--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, cost and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date ("ex-date"). Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an Investment Advisory and Administration Contract ("Advisory Contract"), under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.50% of the Fund's average daily net assets up to $250 million and 0.45% thereafter. At August 31, 2003, the Fund owed UBS Global AM $657,646 in investment advisory and administration fees.

For the year ended August 31, 2003, the Fund did not pay any brokerage commissions to UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, or any other affiliated broker-dealer for transactions executed on behalf of the Fund.

SERVICE AND DISTRIBUTION PLANS

UBS Global AM is the principal underwriter of the Fund's shares and has appointed selected dealers for the sale of those shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Fund pays UBS Global AM monthly service fees at an annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At August 31, 2003, the Fund owed UBS Global AM $911,561 in service and distribution fees.

UBS Global AM also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A and Class C shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. UBS Global AM has informed the Fund that for the year ended August 31, 2003, it earned $1,970,425 in sales and deferred charges. Effective September 30, 2003, the initial sales charge on Class C shares was discontinued.

TRANSFER AGENCY AND RELATED SERVICES FEES

UBS Global AM provides certain transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc. ("PFPC"), the Fund's transfer agent, and is compensated for these services by PFPC, not the Fund.

For the year ended August 31, 2003, UBS Global AM received from PFPC, not the Fund, approximately 47% of the total transfer agency and related services fees paid by the Fund to PFPC.

SECURITIES LENDING

The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. For the year ended August 31, 2003, the Fund earned $69,584 for lending its securities, and UBS Financial Services Inc. or UBS Securities LLC earned $23,383 in compensation as the Fund's lending agent. At August 31, 2003, the Fund owed UBS Securities LLC $1,687 in compensation as the Fund's lending agent.

BANK LINE OF CREDIT

The Fund could borrow up to $10 million under a short-term unsecured line of credit with the Fund's custodian ("Line of Credit"). The Fund participated with other funds managed, advised or sub-advised by UBS Global AM in a $300 million committed credit facility ("Facility") with UBS AG, Stamford Branch, to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes. Under the Facility arrangement, the Fund had agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest would be charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the year ended August 31, 2003, the Fund had an average daily amount of borrowing outstanding under the Line of Credit of $2,418,301 for 133 days with a related weighted average annualized interest rate of 1.849%. For the year ended August 31, 2003, the Fund paid a commitment fee of $24,686 to UBS AG.

Effective September 10, 2003, the Fund participates with other funds advised or sub-advised by UBS Global AM in a $100 million committed credit facility with State Street Bank and Trust Company, replacing the Facility arrangement.

FEDERAL TAX STATUS

For federal income tax purposes, the components of net unrealized appreciation of investments at August 31, 2003 were as follows:

Gross appreciation (investments having
  an excess of value over cost)                              $      256,441,699
Gross depreciation (investments having
  an excess of cost over value)                                    (221,742,076)
-------------------------------------------------------------------------------
Net unrealized appreciation of investments                   $       34,699,623
===============================================================================

For the year ended August 31, 2003, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $40,454,446 and $403,003,116, respectively.

The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal years ended August 31, 2003 and August 31, 2002 were as follows:

DISTRIBUTIONS PAID FROM:                    2003                   2002
-------------------------------------------------------------------------------
Ordinary income                    $          3,229,119    $         12,464,084
Net long-term capital gains                          --               4,337,870
-------------------------------------------------------------------------------
Total distributions paid           $          3,229,119    $         16,801,954
===============================================================================

At August 31, 2003, the components of accumulated deficit on a tax basis were as follows:

Undistributed ordinary income                                $        7,653,468
Accumulated capital and other losses                               (507,151,752)
Unrealized appreciation                                              34,699,623
-------------------------------------------------------------------------------
Total accumulated deficit                                    $     (464,798,661)
===============================================================================

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and return of capital adjustments from real estate investment trusts.

At August 31, 2003, the Fund had a net capital loss carryforward of $326,084,505. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized gains, and will expire as follows: $19,854,247 will expire August 31, 2010 and $306,230,258 will expire August 31, 2011. To the extent that such losses are used to offset future realized capital gains, it is probable that the gains so offset will not be distributed. Also, in accordance with U.S. Treasury regulations, the Fund has elected to defer realized capital losses of $181,067,247 arising after October 31, 2002. Such losses are treated for tax purposes as arising on September 1, 2003.

To reflect reclassifications arising from permanent "book/tax" differences for the year ended August 31, 2003, accumulated undistributed net investment income was decreased by $120,410, accumulated net realized losses from investment transactions were decreased by $119,620 and beneficial interest was increased by $790.

                      (This page intentionally left blank)

SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                                 CLASS A                                 CLASS B
                             ---------------------------------------------------------------------------------
                                       SHARES           AMOUNT                   SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------
YEAR ENDED
AUGUST 31, 2003:
Shares sold                           2,923,683   $       60,047,888            1,027,115   $       20,535,629
Shares repurchased                  (10,819,151)        (222,152,589)          (7,393,573)        (145,542,656)
Shares converted from
  Class B to Class A                  2,816,185           58,999,083           (2,898,159)         (58,999,083)
Dividends reinvested                    112,993            2,309,586                   --                   --
--------------------------------------------------------------------------------------------------------------
Net decrease                         (4,966,290)  $     (100,796,032)          (9,264,617)  $     (184,006,110)
==============================================================================================================

YEAR ENDED
AUGUST 31, 2002:
Shares sold                           6,479,181   $      159,332,650            3,665,555   $       88,641,331
Shares repurchased                  (12,097,939)        (288,352,616)          (9,503,279)        (218,248,803)
Shares converted from
  Class B to Class A                  1,390,373           35,693,504           (1,422,444)         (35,693,504)
Dividends reinvested                    242,064            6,225,891              176,466            4,439,877
--------------------------------------------------------------------------------------------------------------
Net decrease                         (3,986,321)  $      (87,100,571)          (7,083,702)  $     (160,861,099)
==============================================================================================================

                                             CLASS C                              CLASS Y
                             --------------------------------------------------------------------------
                                  SHARES           AMOUNT                SHARES             AMOUNT
-------------------------------------------------------------------------------------------------------
YEAR ENDED
AUGUST 31, 2003:
Shares sold                      1,244,604   $       24,959,149            681,553   $       13,842,221
Shares repurchased              (7,250,183)        (144,486,902)        (1,936,431)         (40,033,305)
Shares converted from
  Class B to Class A                    --                   --                 --                   --
Dividends reinvested                    --                   --             40,494              837,414
-------------------------------------------------------------------------------------------------------
Net decrease                    (6,005,579)  $     (119,527,753)        (1,214,384)  $      (25,353,670)
=======================================================================================================

YEAR ENDED
AUGUST 31, 2002:
Shares sold                      3,862,160   $       94,123,294          1,096,372   $       27,330,121
Shares repurchased              (8,723,020)        (203,529,544)        (2,168,223)         (52,591,656)
Shares converted from
  Class B to Class A                    --                   --                 --                   --
Dividends reinvested               161,590            4,094,687             55,273            1,437,100
-------------------------------------------------------------------------------------------------------
Net decrease                    (4,699,270)  $     (105,311,563)        (1,016,578)  $      (23,824,435)
=======================================================================================================

UBS TACTICAL ALLOCATION FUND

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                                                  CLASS A
                                           -------------------------------------------------------------------------------------
                                                                        FOR THE YEARS ENDED AUGUST 31,
                                           -------------------------------------------------------------------------------------
                                                2003              2002              2001              2000             1999
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF YEAR                                  $       20.80     $       25.78     $       35.59     $       31.79     $       23.55
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        0.18@             0.13@             0.32@             0.60@             0.15
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains
  (losses) from investment activities               2.10@            (4.94)@           (6.45)@            3.92@             8.84
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from
  operations                                        2.28             (4.81)            (6.13)             4.52              8.99
--------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment
  income                                           (0.08)            (0.03)            (0.77)            (0.02)            (0.17)
--------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized
  gains from investment
  activities                                          --             (0.14)            (2.91)            (0.70)            (0.58)
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
  to shareholders                                  (0.08)            (0.17)            (3.68)            (0.72)            (0.75)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR               $       23.00     $       20.80     $       25.78     $       35.59     $       31.79
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)                         10.99%           (18.79)%          (18.89)%           14.37%            38.65%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)            $     649,582     $     690,546     $     958,783     $     866,956     $     702,580
--------------------------------------------------------------------------------------------------------------------------------
Expenses to average net assets,
  net of waivers from advisor(2)                    0.98%             0.89%             0.84%             0.84%             0.84%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)
  to average net assets, net
  of waivers from advisor(2)                        0.84%             0.54%             1.08%             1.77%             0.56%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     2%                5%               38%              122%                6%
================================================================================================================================

  @  Calculated using the average monthly shares outstanding for the year.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(2) During the year ended August 31, 2001, UBS Global AM waived a portion of its advisory and administration fees. The ratios excluding the waiver for Class A and Class B were 0.85% and 1.61%, respectively, for expenses to average net assets and 1.07% and 0.37%, respectively, for net investment income to average net assets. During the years ended August 31, 2000 and August 31, 1999, UBS Global AM waived a portion of its advisory and administration fees. The ratios excluding the waiver would be the same since the fee waiver represents less than 0.005%.

                                                                                 CLASS B
                                           -------------------------------------------------------------------------------------
                                                                      FOR THE YEARS ENDED AUGUST 31,
                                           -------------------------------------------------------------------------------------
                                                2003              2002              2001              2000             1999
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF YEAR                                  $       20.23     $       25.24     $       34.92     $       31.41     $       23.32
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        0.02@            (0.05)@            0.11@             0.33@            (0.04)
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains
  (losses) from investment activities               2.04@            (4.82)@           (6.36)@            3.88@             8.73
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from
  operations                                        2.06             (4.87)            (6.25)             4.21              8.69
--------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment
  income                                              --                --             (0.52)               --             (0.02)
--------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized
  gains from investment
  activities                                          --             (0.14)            (2.91)            (0.70)            (0.58)
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
  to shareholders                                     --             (0.14)            (3.43)            (0.70)            (0.60)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR               $       22.29     $       20.23     $       25.24     $       34.92     $       31.41
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)                         10.18%           (19.41)%          (19.54)%           13.54%            37.61%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)            $     461,273     $     606,133     $     935,056     $   1,091,107     $     964,933
--------------------------------------------------------------------------------------------------------------------------------
Expenses to average net assets,
  net of waivers from advisor(2)                    1.74%             1.65%             1.60%             1.60%             1.59%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)
  to average net assets, net
  of waivers from advisor(2)                        0.08%            (0.22)%            0.38%             1.00%            (0.20)%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     2%                5%               38%              122%                6%
================================================================================================================================

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                                                  CLASS C
                                           -------------------------------------------------------------------------------------
                                                                        FOR THE YEARS ENDED AUGUST 31,
                                           -------------------------------------------------------------------------------------
                                                2003              2002              2001              2000             1999
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF YEAR                                  $       20.38     $       25.42     $       35.14     $       31.60     $       23.45
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        0.02@            (0.05)@            0.11@             0.34@            (0.06)
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains
  (losses) from investment activities               2.06@            (4.85)@           (6.40)@            3.90@             8.79
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from
  operations                                        2.08             (4.90)            (6.29)             4.24              8.73
--------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment
  income                                              --                --             (0.52)               --             (0.00)#
--------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized
  gains from investment
  activities                                          --             (0.14)            (2.91)            (0.70)            (0.58)
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
  to shareholders                                     --             (0.14)            (3.43)            (0.70)            (0.58)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR               $       22.46     $       20.38     $       25.42     $       35.14     $       31.60
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)                         10.21%           (19.39)%          (19.53)%           13.55%            37.58%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)            $     458,117     $     538,109     $     790,704     $     868,545     $     738,781
--------------------------------------------------------------------------------------------------------------------------------
Expenses to average net assets,
  net of waivers from advisor(2)                    1.72%             1.63%             1.60%             1.60%             1.60%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)
  to average net assets, net
  of waivers from advisor(2)                        0.10%            (0.20)%            0.38%             1.01%            (0.20)%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     2%                5%               38%              122%                6%
================================================================================================================================

  @  Calculated using the average monthly shares outstanding for the year.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(2) During the year ended August 31, 2001, UBS Global AM waived a portion of its advisory and administration fees. The ratios excluding the waiver for Class C and Class Y were 1.61% and 0.57%, respectively, for expenses to average net assets and 0.37% and 1.35%, respectively, for net investment income to average net assets. During the years ended August 31, 2000 and August 31, 1999, UBS Global AM waived a portion of its advisory and administration fees. The ratios excluding the waiver would be the same since the fee waiver represents less than 0.005%.
#    Actual amount is less than $0.005 per share.

                                                                                 CLASS Y
                                           -------------------------------------------------------------------------------------
                                                                       FOR THE YEARS ENDED AUGUST 31,
                                           -------------------------------------------------------------------------------------
                                                2003              2002              2001              2000             1999
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF YEAR                                  $       21.07     $       26.05     $       35.92     $       31.99     $       23.68
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        0.25@             0.21@             0.41@             0.71@             0.22
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains
  (losses) from investment activities               2.13@            (5.00)@           (6.50)@            3.95@             8.91
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from
  operations                                        2.38             (4.79)            (6.09)             4.66              9.13
--------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment
  income                                           (0.12)            (0.05)            (0.87)            (0.03)            (0.24)
--------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized
  gains from investment
  activities                                          --             (0.14)            (2.91)            (0.70)            (0.58)
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
  to shareholders                                  (0.12)            (0.19)            (3.78)            (0.73)            (0.82)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR               $       23.33     $       21.07     $       26.05     $       35.92     $       31.99
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)                         11.39%           (18.54)%          (18.63)%           14.72%            39.03%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)            $     137,401     $     149,653     $     211,520     $     199,095     $     129,893
--------------------------------------------------------------------------------------------------------------------------------
Expenses to average net assets,
  net of waivers from advisor(2)                    0.63%             0.58%             0.56%             0.56%             0.58%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)
  to average net assets,net
  of waivers from advisor(2)                        1.19%             0.85%             1.36%             2.09%             0.82%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     2%                5%               38%              122%                6%
================================================================================================================================

UBS TACTICAL ALLOCATION FUND

Report of Ernst & Young LLP, Independent Auditors


To the Shareholders and Trustees of
UBS Tactical Allocation Fund

We have audited the accompanying statement of assets and liabilities of UBS Tactical Allocation Fund (a series comprising UBS Investment Trust), including the portfolio of investments, as of August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We have conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Tactical Allocation Fund at August 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


                                              /s/ Ernst & Young LLP


New York, New York
October 16, 2003

Tax Information (unaudited)

We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (August 31, 2003) as to the federal tax status of distributions received by shareholders during such fiscal year. The percentage of dividends paid that qualify for the 70% dividends received deduction for corporate shareholders is 100%.

For the fiscal year ended August 31, 2003, certain dividends paid by UBS Tactical Allocation Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $23,712 represents the maximum amount that may be considered qualified dividend income.

Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Since the Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 2003. The second notification, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 2004. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

General Information (unaudited)

Proxy Voting Policies and Procedures

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by contacting the Fund directly at 1-800-647 1568 or online on the Fund's website www.ubs.com/ubsglobalam-proxy.

Supplemental Information (unaudited)

BOARD OF TRUSTEES & OFFICERS

The Trust is governed by a Board of Trustees which oversees the Fund's operations. Each Trustee serves an indefinite term of office. Officers are appointed by the Trustees and serve at the pleasure of the Board. The table below shows, for each Trustee and Officer, his or her name, address and age, the position held with the Trust, the length of time served as a Trustee and Officer of the Trust, the Trustee's or Officer's principal occupations during the last five years, the number of portfolios in the UBS fund complex overseen by the Trustee or for which a person served as an Officer, and other directorships held by the Trustee.

The Trust's Statement of Additional Information contains additional information about the Trustees and is available, without charge, upon request by calling 1-800-647 1568.

INTERESTED TRUSTEES

                                                            TERM OF
                                                          OFFICE+ AND
                                      POSITION(S)          LENGTH OF
       NAME, ADDRESS,                  HELD WITH              TIME                      PRINCIPAL OCCUPATION(S)
          AND AGE                        TRUST               SERVED                       DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------
Margo N. Alexander*++; 56                Trustee           Since 1996          Mrs. Alexander is retired. She was an
                                                                               executive vice president of UBS
                                                                               Financial Services Inc. (March 1984 to
                                                                               December 2002). She was chief executive
                                                                               officer (from January 1995 to
                                                                               October 2000), a director (from
                                                                               January 1995 to September 2001) and
                                                                               chairman (from March 1999 to
                                                                               September 2001) of UBS Global AM.

Brian M. Storms*++; 49                 Trustee and         Since 2003          Mr. Storms is chief executive officer of UBS
                                        Chairman                               Global Asset Management--Americas region
                                         of the                                (since July 2002). Mr. Storms was chief
                                        Board of                               executive officer, president and/or chief
                                        Trustees                               operating officer of UBS Global AM and
                                                                               certain affiliated asset management
                                                                               companies from 1999 to July 2002. He was
                                                                               president of Prudential Investments
                                                                               (1996-1999).

                                                         NUMBER OF
    NAME, ADDRESS,                               PORTFOLIOS IN FUND COMPLEX                       OTHER DIRECTORSHIPS
       AND AGE                                      OVERSEEN BY TRUSTEE                             HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
Margo N. Alexander*++; 56                 Mrs. Alexander is a director or trustee                         None
                                          of 19 investment companies (consisting
                                          of 40 portfolios) for which UBS Global
                                          AM or one of its affiliates serves as
                                          investment advisor, sub-advisor or manager.

Brian M. Storms*++; 49                    Mr. Storms is a director or trustee of 23                       None
                                          investment companies (consisting of 83
                                          portfolios) for which UBS Global AM or one
                                          of its affiliates serves as investment advisor,
                                          sub-advisor or manager.

INDEPENDENT TRUSTEES

                                                            TERM OF
                                                          OFFICE+ AND
                                      POSITION(S)          LENGTH OF
       NAME, ADDRESS,                  HELD WITH              TIME                     PRINCIPAL OCCUPATION(S)
          AND AGE                        TRUST               SERVED                      DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 68               Trustee             Since 1995          Mr. Armstrong is chairman and
R.Q.A. Enterprises                                                             principal of R.Q.A. Enterprises
One Old Church Road--                                                          (management consulting firm) (since
Unit # 6                                                                       April 1991 and principal occupation
Greenwich, CT 06830                                                            since March 1995).

David J. Beaubien; 69                  Trustee             Since 2001          Mr. Beaubien is chairman of Yankee
101 Industrial Road                                                            Environmental Systems, Inc., a manu-
Turners Falls, MA 01376                                                        facturer of meteorological measuring
                                                                               systems (since 1991).

Richard R. Burt; 56                    Trustee             Since 1996          Mr. Burt is chairman of Diligence LLC
1275 Pennsylvania Ave., N.W.                                                   (international information and security
Washington, D.C.                                                               firm) and IEP Advisors (international
20004                                                                          investments and consulting firm).

Meyer Feldberg; 61                     Trustee             Since 1996          Mr. Feldberg is Dean and Professor of
Columbia University                                                            Management of the Graduate School
101 Uris Hall                                                                  of Business, Columbia University
New York, New York                                                             (since 1989).
10027

                                               NUMBER OF
    NAME, ADDRESS,                    PORTFOLIOS IN FUND COMPLEX                                  OTHER DIRECTORSHIPS
       AND AGE                            OVERSEEN BY TRUSTEE                                       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 68       Mr. Armstrong is a director or trustee of 19        None
R.Q.A. Enterprises             investment companies (consisting of 40
One Old Church Road--          portfolios) for which UBS Global AM
Unit # 6                       or one of its affiliates serves as investment
Greenwich, CT 06830            advisor, sub-advisor or manager.

David J. Beaubien; 69          Mr. Beaubien is a director or trustee of 19         Mr. Beaubien is also a director of
101 Industrial Road            investment companies (consisting of 40              IEC Electronics, Inc., a manufacturer
Turners Falls, MA 01376        portfolios) for which UBS Global AM                 of electronic assemblies.
                               or one of its affiliates serves as investment
                               advisor, sub-advisor or manager.

Richard R. Burt; 56            Mr. Burt is a director or trustee of 19             Mr. Burt is also a director of
1275 Pennsylvania Ave., N.W.   investment companies (consisting of 40              Hollinger International, Inc. (publishing),
Washington, D.C.               portfolios) for which UBS Global AM                 HCL Technologies, Ltd., The Central
20004                          or one of its affiliates serves as investment       European Fund, Inc., The Germany Fund, Inc.,
                               advisor, sub-advisor or manager.                    IGT, Inc. (provides technology to gaming and
                                                                                   wagering industry) and chairman of
                                                                                   Weirton Steel Corp. (makes and finishes
                                                                                   steel products). He is also a director or
                                                                                   trustee of funds in the Scudder Mutual
                                                                                   Funds Family (consisting of 47 portfolios).

Meyer Feldberg; 61             Dean Feldberg is a director or trustee of 33        Dean Feldberg is also a director of Primedia Inc.
Columbia University            investment companies (consisting of 54              (publishing), Federated Department Stores, Inc.
101 Uris Hall                  portfolios) for which UBS Global AM or one          (operator of department stores), Revlon, Inc.
New York, New York             of its affiliates serves as investment advisor,     (cosmetics), Select Medical Inc. (healthcare
10027                          sub-advisor or manager.                             services) and SAPPI, Ltd. (producer of
                                                                                   paper).

                                                           TERM OF
                                                         OFFICE+ AND
                                    POSITION(S)           LENGTH OF
     NAME, ADDRESS,                  HELD WITH              TIME                     PRINCIPAL OCCUPATION(S)
        AND AGE                        TRUST               SERVED                      DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
Frederic V. Malek; 66                 Trustee            Since 1996           Mr. Malek is chairman of Thayer
1455 Pennsylvania                                                             Capital Partners (merchant bank) and
Avenue, N.W.                                                                  chairman of Thayer Hotel Investors III,
Suite 350                                                                     Thayer Hotel Investors II and Lodging
Washington, D.C.                                                              Opportunities Fund (hotel investment
20004                                                                         partnerships) (since 1992).

Carl W. Schafer; 67                   Trustee            Since 1991           Mr. Schafer is president of the Atlantic
66 Witherspoon Street                                                         Foundation (charitable foundation)
#1100                                                                         (since 1993).
Princeton, NJ 08542

William D. White; 69                  Trustee            Since 2001           Mr. White is retired (since 1994).
P.O. Box 199
Upper Black Eddy, PA
18972

                                                 NUMBER OF
     NAME, ADDRESS,                     PORTFOLIOS IN FUND COMPLEX                            OTHER DIRECTORSHIPS
        AND AGE                            OVERSEEN BY TRUSTEE                                  HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
Frederic V. Malek; 66          Mr. Malek is a director or trustee of 19          Mr. Malek is also a director of Aegis
1455 Pennsylvania              investment companies (consisting of 40            Communications, Inc. (tele-services), American
Avenue, N.W.                   portfolios) for which UBS Global AM               Management Systems, Inc. (management
Suite 350                      or one of its affiliates serves as investment     consulting and computer related services),
Washington, D.C.               advisor, sub-advisor or manager.                  Automatic Data Processing, Inc. (computing
20004                                                                            services), CB Richard Ellis, Inc. (real estate
                                                                                 services), Federal National Mortgage
                                                                                 Association, FPL Group, Inc. (electric
                                                                                 services), Manor Care, Inc. (health care), and
                                                                                 Northwest Airlines Inc.

Carl W. Schafer; 67            Mr. Schafer is a director or trustee of 19        Mr. Schafer is also a director of Labor Ready,
66 Witherspoon Street          investment companies (consisting of 40            Inc. (temporary employment), Roadway Corp.
#1100                          portfolios) for which UBS Global AM               (trucking), Guardian Life Insurance
Princeton, NJ 08542            or one of its affiliates serves as investment     Company Mutual Funds (consisting of
                               advisor, sub-advisor or manager.                  19 portfolios), the Harding, Loevner Funds
                                                                                 (consisting of three portfolios), E.I.I. Realty
                                                                                 Securities Trust (investment company) and
                                                                                 Frontier Oil Corporation.

William D. White; 69           Mr. White is a director or trustee of 19          None
P.O. Box 199                   investment companies (consisting of 40
Upper Black Eddy, PA           portfolios) for which UBS Global AM
18972                          or one of its affiliates serves as investment
                               advisor, sub-advisor or manager.

OFFICERS

                                                      TERM OF                    PRINCIPAL OCCUPATION(S)
                                                    OFFICE+ AND                   DURING PAST 5 YEARS;
                               POSITION(S)           LENGTH OF                   NUMBER OF PORTFOLIOS IN
    NAME, ADDRESS,              HELD WITH               TIME                  FUND COMPLEX FOR WHICH PERSON
       AND AGE                    TRUST                SERVED                       SERVES AS OFFICER
---------------------------------------------------------------------------------------------------------------------
T. Kirkham Barneby*; 57      Vice President          Since 1995           Mr. Barneby is a managing director --
                                                                          quantitative investments of UBS Global
                                                                          AM. Mr. Barneby is a vice president of
                                                                          five investment companies (consisting
                                                                          of six portfolios) for which UBS Global
                                                                          AM or one of its affiliates serves as
                                                                          investment advisor, sub-advisor or
                                                                          manager.

W. Douglas Beck*; 36         Vice President          Since 2003           Mr. Beck is an executive director and
                                                                          head of mutual fund product
                                                                          management of UBS Global AM (since
                                                                          2002). From March 1998 to November
                                                                          2002, he held various positions at
                                                                          Merrill Lynch, the most recent being
                                                                          first vice president and co-manager of
                                                                          the managed solutions group. Mr. Beck
                                                                          is vice president of 22 investment
                                                                          companies (consisting of 81 portfolios)
                                                                          for which UBS Global AM or one of its
                                                                          affiliates serves as investment advisor,
                                                                          sub-advisor or manager.

Thomas Disbrow*; 37          Vice President          Since 2000           Mr. Disbrow is a director and a senior
                             and Assistant                                manager of the mutual fund finance
                               Treasurer                                  department of UBS Global AM. Prior
                                                                          to November 1999, he was a vice
                                                                          president of Zweig/Glaser Advisers.
                                                                          Mr. Disbrow is a vice president and
                                                                          assistant treasurer of 19 investment
                                                                          companies (consisting of 40 portfolios)
                                                                          for which UBS Global AM or one of
                                                                          its affiliates serves as investment
                                                                          advisor, sub-advisor or manager.

Amy R. Doberman*; 41         Vice President          Since 2000           Ms. Doberman is a managing
                             and Secretary                                director and general counsel of UBS
                                                                          Global AM. From December 1997
                                                                          through July 2000, she was general
                                                                          counsel of Aeltus Investment
                                                                          Management, Inc. Ms. Doberman is
                                                                          vice president and assistant secretary of
                                                                          five investment companies (consisting
                                                                          of 44 portfolios) and vice president and
                                                                          secretary of 19 investment companies
                                                                          (consisting of 40 portfolios) for which
                                                                          UBS Global AM or one of its affiliates
                                                                          serves as investment advisor,
                                                                          sub-advisor or manager.

                                                       TERM OF                   PRINCIPAL OCCUPATION(S)
                                                     OFFICE+ AND                  DURING PAST 5 YEARS;
                               POSITION(S)            LENGTH OF                  NUMBER OF PORTFOLIOS IN
    NAME, ADDRESS,              HELD WITH               TIME                  FUND COMPLEX FOR WHICH PERSON
       AND AGE                    TRUST                SERVED                       SERVES AS OFFICER
---------------------------------------------------------------------------------------------------------------------
David M. Goldenberg*; 37     Vice President          Since 2002           Mr. Goldenberg is an executive
                             and Assistant                                director and deputy general counsel
                               Secretary                                  of UBS Global AM. From 2000 to
                                                                          2002 he was director, legal affairs at
                                                                          Lazard Asset Management. Mr. Goldenberg
                                                                          served in various capacities, including
                                                                          most recently as global director of
                                                                          compliance for SSB Citi Asset Management
                                                                          Group from 1996 to 2000. Mr. Goldenberg is
                                                                          a vice president and secretary of five
                                                                          investment companies (consisting of 44
                                                                          portfolios) and a vice president and
                                                                          assistant secretary of 19 investment
                                                                          companies (consisting of 40 portfolios) for
                                                                          which UBS Global AM or one of its
                                                                          affiliates serves as investment advisor,
                                                                          sub-advisor or manager.

Kevin J. Mahoney*; 38        Vice President          Since 1999           Mr. Mahoney is a director and a senior
                             and Assistant                                manager of the mutual fund finance
                               Treasurer                                  department of UBS Global AM. Prior to
                                                                          April 1999, he was the manager of the
                                                                          mutual fund internal control group of
                                                                          Salomon Smith Barney. Mr. Mahoney is a vice
                                                                          president and assistant treasurer of 19
                                                                          investment companies (consisting of 40
                                                                          portfolios) for which UBS Global AM or one
                                                                          of its affiliates serves as investment
                                                                          advisor, sub-advisor or manager.

Paul H. Schubert*; 40        Vice President          Since 1995           Mr. Schubert is an executive director
                             and Treasurer                                and head of the mutual fund finance
                                                                          department of UBS Global AM. Mr. Schubert
                                                                          is treasurer and principal accounting
                                                                          officer of three investment companies
                                                                          (consisting of 41 portfolios), a vice
                                                                          president and treasurer of 20 investment
                                                                          companies (consisting of 41 portfolios),
                                                                          and treasurer and chief financial officer
                                                                          of one investment company (consisting of
                                                                          two portfolios) for which UBS Global AM or
                                                                          one of its affiliates serves as investment
                                                                          advisor, sub-advisor or manager.

                                                       TERM OF                   PRINCIPAL OCCUPATION(S)
                                                     OFFICE+ AND                  DURING PAST 5 YEARS;
                               POSITION(S)            LENGTH OF                  NUMBER OF PORTFOLIOS IN
    NAME, ADDRESS,              HELD WITH               TIME                  FUND COMPLEX FOR WHICH PERSON
       AND AGE                    TRUST                SERVED                       SERVES AS OFFICER
---------------------------------------------------------------------------------------------------------------------
Joseph A. Varnas*; 35          President             Since 2003           Mr. Varnas is a managing director (since
                                                                          March 2003), chief technology officer
                                                                          (since March 2001) and head of product,
                                                                          technology and operations of UBS Global
                                                                          AM (since November 2002). From 2000 to
                                                                          2001, he was manager of product development
                                                                          in Investment Consulting Services at UBS
                                                                          Financial Services Inc. Mr. Varnas was a
                                                                          senior analyst in the Global Securities
                                                                          Research and Economics Group at Merrill
                                                                          Lynch from 1995 to 1999. Mr. Varnas is
                                                                          president of 22 investment companies
                                                                          (consisting of 81 portfolios) for which UBS
                                                                          Global AM or one of its affiliates serves
                                                                          as investment advisor, sub-advisor or
                                                                          manager.

Keith A. Weller*; 42         Vice President          Since 1996           Mr. Weller is a director and senior
                             and Assistant                                associate general counsel of UBS Global AM.
                               Secretary                                  Mr. Weller is a vice president and
                                                                          assistant secretary of 19 investment
                                                                          companies (consisting of 40 portfolios) for
                                                                          which UBS Global AM or one of its
                                                                          affiliates serves as investment advisor,
                                                                          sub-advisor or manager.

 * This person's business address is 51 West 52nd Street, New York, New York 10019-6114.
 + Each Trustee holds office for an indefinite term. Officers are appointed by the Trustees and serve at the pleasure of a board.
++ Mrs. Alexander and Mr. Storms are "interested persons" of the Trust as defined in the Investment Company Act by virtue of their positions with UBS Global AM and/or its affiliates.

TRUSTEES

Brian M. Storms
CHAIRMAN

Margo N. Alexander

Richard Q. Armstrong

David J. Beaubien

Richard R. Burt

Meyer Feldberg

Frederic V. Malek

Carl W. Schafer

William D. White


PRINCIPAL OFFICERS

Joseph A. Varnas
PRESIDENT

Amy R. Doberman
VICE PRESIDENT AND SECRETARY

Paul H. Schubert
VICE PRESIDENT AND TREASURER

T. Kirkham Barneby
VICE PRESIDENT

W. Douglas Beck
VICE PRESIDENT


INVESTMENT ADVISOR,
ADMINISTRATOR AND PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114


THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

(C)2003 UBS GLOBAL ASSET MANAGEMENT (US) INC. ALL RIGHTS RESERVED.

[UBS LOGO]                                                           Presorted
                                                                     Standard
UBS GLOBAL ASSET MANAGEMENT (US) INC.                               U.S.Postage
51 West 52nd Street                                                    PAID
New York, NY 10019-6114                                            Smithtown, NY
                                                                    Permit 700

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a "Code of Conduct" to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that the following persons serving on the registrant's Audit and Contract Review Committee are "audit committee financial experts" as defined in item 3 of Form N-CSR: Richard Q. Armstrong and Carl W. Schafer. Each of Mr. Armstrong and Mr. Schafer is independent as defined in item 3 of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.


ITEM 6.  [RESERVED BY SEC FOR FUTURE USE. ]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED - END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.


ITEM 8.  [RESERVED BY SEC FOR FUTURE USE. ]


ITEM 9.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

     (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

     (a)(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

     (a)(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit Ex-99.CERT.

     (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit Ex-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS INVESTMENT TRUST

By:    /s/ Joseph A. Varnas
       ---------------------
       Joseph A. Varnas
       President

Date:  November 7, 2003
       ----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Joseph A. Varnas
       ---------------------
       Joseph A. Varnas
       President

Date:  November 7, 2003
       ----------------

By:    /s/ Paul H. Schubert
       --------------------
       Paul H. Schubert
       Treasurer

Date:  November 7, 2003
       ----------------